Transactions with directors and key management	12 Months Ended
Dec. 31, 2017
Transactions with directors and key management
Transactions with directors and key management

39 Transactions with directors and key management

(a) At 31 December 2017, amounts outstanding in relation to transaction, arrangements and agreements entered into by authorised institutions in the Group, as defined in UK legislation, were £24,376 in respect of loans to six persons who were directors of the company at any time during the financial period.

(b) For the purposes of IAS 24 ‘Related Party Disclosures’, key management comprise directors of the company and members of the Executive Committee. The captions in the Group’s primary financial statements include the following amounts attributable, in aggregate, to key management:

	2017	2016
	£000	£000
Loans and advances to customers	3,942	4,127
Customer accounts	23,619	17,045

Key management have banking relationships with Group entities which are entered into in the normal course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with other persons of a similar standing or, where applicable, with other employees. These transactions did not involve more than the normal risk of repayment or present other unfavourable features.